Note 20 - Net Earnings (Loss) Per Common Share - Reconciliation of the Denominator Used to Calculate Earnings Per Common Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net earnings (loss) attributable to Company	$ 46,253	$ (390,338)
After-tax interest on Convertible Notes	0	0
Adjusted numerator under the If-Converted Method	$ 46,253	$ (390,338)
Weighted average number of shares used in computing basic earnings per share (in shares)	43,409,265	42,920,089
Assumed exercise of stock options acquired under the Treasury Stock Method (in shares)	509,138	0
Conversion of Convertible Notes (in shares)	0	0
Number of shares used in computing diluted earnings per share (in shares)	43,918,403	42,920,089